NOTE 9 - CONVERTIBLE PROMISSORY NOTE (Tables)	3 Months Ended
Mar. 31, 2013
Debt Instrument [Line Items]
Schedule of Debt [Table Text Block]
Cash received from convertible promissory notes	$50,000
Fair value loss on inception date	203,868
Fair value of convertible promissory notes on inception date	253,868
Change in fair value loss (gain)	(53,101)
Fair value as at December 31, 2012	200,767
Change in fair value loss (gain)	299,609
Fair value as at March 31, 2013	$500,376